Earnings per share - Reconciliation of adjusted earnings (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Profit attributable to owners of the parent	R 202,336	R 181,134	R 121,458
Net foreign exchange (gains)/losses	(383)	5,073	(1,476)
IFRS 2 charge on performance share awards (note 13)	5,110
Income tax effect on the above components	47,382	(29,403)	(15,307)
Adjusted earnings attributable to owners of the parent	R 254,445	R 156,804	R 104,675